Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Statement [LineItems]
Net income	[1]	$ 2,248	$ 3,248	$ 6,752	$ 8,830
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	462	34	246	130
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	(5)	(22)	(4)	(8)
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]	(5)		1	(2)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	452	12	243	120
Net change in unrealized foreign currency translation gains (losses) on investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1]	(3,240)	(1,289)	1,296	(62)
Net gains (losses) on hedges of investments in foreign operations	[1]	992	452	(431)	133
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	(2,248)	(837)	865	71
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	(198)	(29)	3,944	2,625
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	335	1,036	(1,067)	566
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	137	1,007	2,877	3,191
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	(525)	(264)	(668)	(688)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	16	(6)	(190)	(90)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	[1]	(20)	14	(69)	2
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	(529)	(256)	(927)	(776)
Total other comprehensive income (loss), net of income taxes	[1]	(2,188)	(74)	3,058	2,606
Total comprehensive income (loss)	[1]	60	3,174	9,810	11,436
Attributable to:
Non-controlling interests in subsidiaries	[1]				18
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		142	4	84	32
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		0	1	0	(5)
Less: Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income		(1)	0	0	0
Unrealized gains (losses) on investments in foreign operations		0	0	0	0
Net gains (losses) on hedges of investments in foreign operations		356	163	(154)	48
Change in gains (losses) on derivatives designated as cash flow hedges		(217)	(102)	1,487	930
Less: Reclassification to earnings of losses (gains) on cash flow hedges		(260)	(451)	489	(193)
Actuarial gains (losses) on employee benefit plans		(187)	(91)	(238)	(244)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		6	(2)	(70)	(33)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss		(7)	5	(25)
Total income taxes		354	427	595	931
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	(8)	3,112	9,607	11,234
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 68	$ 62	$ 203	$ 184

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.